UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-CSR
    CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-21955
                          Stewart Capital Mutual Funds
                             800 Philadelphia Street
                                Indiana, PA 15701
                     ---------------------------------------
                     (Address of principal executive offices)

                                 Malcolm Polley
                          Stewart Capital Advisors LLC
                             800 Philadelphia Street
                                Indiana, PA 15701
                     ---------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: (724) 465-1443
                                                            --------------
                       Date of fiscal year end: December 31
                                                -----------
                     Date of reporting period: June 30, 2007

Item 1.  Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

                                 STEWART CAPITAL
                                  Mid Cap Fund
                          SEMI-ANNUAL REPORT 6/30/07

Table of Contents

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Letter to Shareholders                                               1
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Expense Example                                                      4
--------------------------------------------------------------------------------
Schedule of Investments                                              5
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                  8
--------------------------------------------------------------------------------
Statement of Operations                                              9
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                 10
--------------------------------------------------------------------------------
Financial Highlights                                                11
--------------------------------------------------------------------------------
Notes to Financial Statements                                       12
--------------------------------------------------------------------------------
Supplemental Information                                            15
--------------------------------------------------------------------------------


Investment Products Offered

--------------------------------------------------------------------------------
 Are Not FDIC Insured | You May Lose Money | Are Not Bank Guaranteed
--------------------------------------------------------------------------------

Dear Fellow Shareholder,

So far, 2007 has been a much better year than we had expected. We were concerned that strong, broad equity market returns in 2006, reasonable returns in 2005 and strong returns in both 2004 and 2003 would mean that markets would need a rest going into the current year. That clearly hasn't happened. In fact, we have not had a meaningful correction (defined as a downward market move of at least 10%) since the beginning of 2003 - much longer than is normal. While we would not be surprised to see the market experience such a correction some time within the next six to twelve months, we are also expecting that the broad equity markets will finish the year in relatively strong fashion.

MARKET OVERVIEW

Corporate earnings broke their streak of successive quarters of double-digit earnings growth, slowing in the first quarter to only nine percent. First quarter Gross Domestic Product (GDP) also disappointed, growing at the slowest rate since the short-lived 2001 recession. (That anemic estimate was since revised upward to 0.7%, which is still the slowest growth in four years.) To make matters worse, inflation data continued above the Fed's comfort level and the market began to murmur about the potential for stagflation - that bad old circumstance from the 1970s where inflation ran above trend and economic growth ran below trend.

While most market pundits were looking for the Federal Reserve to cut rates sometime during the first half of the year, we were among a handful not expecting Fed action much before year-end...if at all. Where many were looking at economic weakness resulting from an end to the housing boom/mania and problems in the subprime-lending sector as sufficient reasons for the Fed to cut interest rates, we believed (and, indeed the Fed was strongly hinting) that stronger-than-desired inflationary pressures were the proper focus. As such, the Fed would (at best) leave rates unchanged.

A real driver behind equity returns this year has been, and to a certain extent remains, the amount of liquidity sloshing around looking for returns - any returns. Private equity firms, many using a significant amount of leverage, have stepped in to effectively provide a floor under equity values, as they have shown a willingness to buy underperforming assets at above quoted market prices. This has also allowed broad equity markets to rise as investors search for undervalued/underappreciated assets and hope for some relief from the Fed for the sins of the subprime-lending crowd.

Showing particular strength have been mid-cap stocks, as indicated by the S&P 400 MidCap Index, which was up 11.98% for the six months ended June 30, 2007. Additionally, international investments have done particularly well as the dollar continued to struggle against international currencies.

FUND PERFORMANCE

For the six months ended June 30, 2007, the Stewart Capital Mid Cap Fund returned 10.74% at NAV. By comparison, the S&P 400 MidCap Index rose 11.98% and the Russell Midcap(R) Index returned 9.90%.

As business perspective investors, we do not focus on how our portfolio industry allocation compares to our benchmarks; rather, we spend the greatest amount of our time looking for good businesses with which we can partner over long periods of time. This approach should help us avoid focusing on the sharp upward and downward movements caused by the fear and greed that oftentimes drives short-term market performance.

Being underweight energy has turned out to be the right decision. Even though oil prices remain stubbornly high (and we think that will become the norm), energy companies have not enjoyed the same level of earnings growth as they get beyond the nearly $80 per barrel oil prices experienced in late 2005.

Unfortunately, our investment into alternative energy did not fare quite so well. We had established a position in VeraSun Energy, one of the largest independent manufacturers of ethanol, at the beginning of the year. We understood some of the pressures that the industry was going to face, but didn't foresee the magnitude of pressures that the market would put on the stock of some of these companies. While we still believe that alternative energy will be an important area in which to invest, we ultimately decided to exit the position and chart a different course for our alternative energy investments.(1)

The activity of the private equity crowd within the mid-cap arena seems to have put a floor under stock prices. It has also pushed some companies to recapitalize in order to avoid being takeover candidates. That is what happened to one of our holdings, General Maritime, as it paid a special one-time dividend of $15 per share earlier this year, which led to the Fund paying a rather large first quarter dividend of $0.14 per share.(1)

Fund performance benefited from an increase in mergers and acquisitions in certain cyclical industries as companies sought to diversify their revenue streams. One such holding, Armor Holdings, was acquired by BAE Systems Plc., a British defense and aerospace company. As a result our Armor Holdings position jumped up 20.14%, and was up 58.55% through May 7, 2007 (the day of the merger announcement). The search for potential merger targets by some investors and high metals prices continued to push metals and mining stocks higher - including a holding of the Fund, Southern Copper, which is up 84% this year. While we expect merger activity to remain strong for the remainder of this year, we do not use merger activity as a strategy for buying stocks.(1)

STRATEGY OVERVIEW

Because stocks represent an ownership interest in a company, we like to think like business owners when we evaluate companies for potential inclusion in the Fund. As such, we look for companies that are able to generate high levels of cash flow, high returns on invested capital and (in some way) have higher than average barriers to entry in their business. We are not interested simply in cheap companies, but good, growing businesses that have good growth prospects and strong, ethical management. We also don't spend much time looking at how we are allocated within industry sectors relative to our benchmark. From our perspective, a bad business is a bad business and we shouldn't invest in it simply because it is represented in an index. This focus on companies rather than sector allocation will result in our portfolio being significantly overweighted or underweighted certain sectors relative to our chosen benchmark(s).

Valuation is getting trickier. While we are still finding things to look at (and buy), values are clearly getting stretched. In many ways, this is beginning to feel like the gun-slinging, LBO days of the late 1980s. Stock prices have risen on the potential for takeovers and while these takeovers are being done by private equity, they are being funded largely by debt. While we don't have the same kind of junk bond market that we had in the 1980s (Wall Street is thinking up much more creative ways to fund the debt), we don't believe that investors (neither institutional nor individual) are paying close enough attention to risk. At some point that will change, and then risk will be the only thing that matters. As for us, we will continue to focus on what we believe is most important - underlying business value. We will only buy if the business is selling for less than the value we have calculated.

Thank you for your support. We will continue to strive to meet your investment needs and look forward to a long and fruitful relationship. We welcome any of your questions or comments and encourage you to contact us at 877.420.4440 or at stewartcapital@UMB.com.


Sincerely,





/s/ Malcolm E. Polley





Malcolm E. Polley, CFA
President and Chairman of the Board of Trustees
Stewart Capital Mutual Funds

July 2007


(1) PORTFOLIO COMPOSITION WILL CHANGE DUE TO ONGOING MANAGEMENT OF THE FUND. REFERENCES TO SPECIFIC SECURITIES OR SECTORS SHOULD NOT BE CONSTRUED AS A RECOMMENDATION BY THE FUND, ITS ADVISER OR DISTRIBUTOR. SEE THE ACCOMPANYING SCHEDULE OF INVESTMENTS FOR THE PERCENTAGE OF THE FUND'S PORTFOLIO REPRESENTED BY THE SECURITIES OR SECTORS MENTIONED IN THIS LETTER.

Expense Example (Unaudited) For the period ended June 30, 2007

As a shareholder of the Stewart Capital Mid Cap Fund (the "Fund"), you incur two types of costs: (1) transaction costs, including sales charges (load) on purchase payments; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, and other Fund expenses. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee charged by the intermediary. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 30, 2006 to June 30, 2007.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or any costs that may be associated with investing in the Fund through a financial intermediary. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any transactional costs or costs associated with investing through a financial intermediary were included, your costs would have been higher.


Stewart Capital Mid Cap Fund
-------------------------------------------------------------------------------------------------------------
                                                                                   Expenses paid
                                           Beginning account  Ending account       during period
                                            value 12/30/06     value 6/30/07    12/30/06-6/30/07(1)
-------------------------------------------------------------------------------------------------------------
Actual                                        $1,000.00           $1,107.37           $7.92
Hypothetical (5% return before expenses)       1,000.00            1,017.48            7.59

(1)EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO (1.50%), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, AND MULTIPLIED BY 0.5014 (TO REFLECT THE PERIOD).

SCHEDULE OF INVESTMENTS June 30, 2007 (Unaudited)

COMMON STOCKS 87.9%
                                                          SHARES       VALUE
--------------------------------------------------------------------------------
Banks 3.2%
--------------------------------------------------------------------------------
   PMI Group, Inc. (The)                                  7,132      $318,586
--------------------------------------------------------------------------------
                                                                      318,586
--------------------------------------------------------------------------------
Capital Goods 3.9%
--------------------------------------------------------------------------------
   Armor Holdings, Inc.*                                  1,059        91,995
--------------------------------------------------------------------------------
   Cummins, Inc.                                          2,973       300,898
--------------------------------------------------------------------------------
                                                                      392,893
--------------------------------------------------------------------------------
Consumer Durables & Apparel 3.5%
--------------------------------------------------------------------------------
   Polaris Industries, Inc.                               6,481       351,011
--------------------------------------------------------------------------------
                                                                      351,011
--------------------------------------------------------------------------------
Consumer Services 13.8%
--------------------------------------------------------------------------------
   Boyd Gaming Corp.                                      6,721       330,606
--------------------------------------------------------------------------------
   Cedar Fair LP                                         12,208       344,510
--------------------------------------------------------------------------------
   International Speedway Corp.                           6,755       356,055
--------------------------------------------------------------------------------
   Matthews International Corp.                           8,006       349,141
--------------------------------------------------------------------------------
                                                                    1,380,312
--------------------------------------------------------------------------------
Diversified Financials 3.5%
--------------------------------------------------------------------------------
   Federated Investors, Inc.                              9,311       356,891
--------------------------------------------------------------------------------
                                                                      356,891
--------------------------------------------------------------------------------
Energy 7.7%
--------------------------------------------------------------------------------
   Frontier Oil Corp.                                     8,752       383,075
--------------------------------------------------------------------------------
   General Maritime Corp.                                11,586       310,273
--------------------------------------------------------------------------------
   Teekay Shipping Corp.                                  1,482        85,823
--------------------------------------------------------------------------------
                                                                      779,171
--------------------------------------------------------------------------------
Food & Staples Retailing 3.3%
--------------------------------------------------------------------------------
   Weis Markets, Inc.                                     8,275       335,220
--------------------------------------------------------------------------------
                                                                      335,220
--------------------------------------------------------------------------------
Food Beverage & Tobacco 6.6%
--------------------------------------------------------------------------------
   Constellation Brands, Inc.*                           11,526       279,851
--------------------------------------------------------------------------------
   J. M. Smucker Company (The)                            6,057       385,589
--------------------------------------------------------------------------------
                                                                      665,440
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
--------------------------------------------------------------------------------
Health Care Equipment & Services 3.6%
--------------------------------------------------------------------------------
   C. R. Bard, Inc.                                       1,077       $88,993
--------------------------------------------------------------------------------
   Hillenbrand Industries, Inc.                           4,226       274,690
--------------------------------------------------------------------------------
                                                                      363,683
--------------------------------------------------------------------------------
Household & Personal Products 3.3%
--------------------------------------------------------------------------------
   Nu Skin Enterprises, Inc.                             20,289       334,769
--------------------------------------------------------------------------------
                                                                      334,769
--------------------------------------------------------------------------------
Insurance 10.0%
--------------------------------------------------------------------------------
   Fidelity National Financial, Inc.                     12,560       297,672
--------------------------------------------------------------------------------
   Mercury General Corp.                                  6,354       350,168
--------------------------------------------------------------------------------
   Old Republic International Corp.                      16,172       343,817
--------------------------------------------------------------------------------
                                                                      991,657
--------------------------------------------------------------------------------
Materials 4.6%
--------------------------------------------------------------------------------
   Headwaters, Inc.*                                      4,722        81,549
--------------------------------------------------------------------------------
   Sociedad Quimica y Minera de Chile SA
      (American Depository Receipt)                       1,677       288,511
--------------------------------------------------------------------------------
   Southern Copper Corp.                                    975        91,904
--------------------------------------------------------------------------------
                                                                      461,964
--------------------------------------------------------------------------------
Pharmaceuticals, Biotechnology 4.2%
--------------------------------------------------------------------------------
   Barr Pharmaceuticals, Inc.*                            6,588       330,915
--------------------------------------------------------------------------------
   Endo Pharmaceuticals Holdings, Inc.*                   2,598        88,930
                                                                      419,845
--------------------------------------------------------------------------------
Retailing 4.5%
--------------------------------------------------------------------------------
   IAC/InterActiveCorp*                                   2,615        90,505
--------------------------------------------------------------------------------
   Limited Brands, Inc.                                  13,260       363,987
--------------------------------------------------------------------------------
                                                                      454,492
--------------------------------------------------------------------------------
Software & Services 2.7%
--------------------------------------------------------------------------------
   Micros Systems, Inc.*                                  5,007       272,381
--------------------------------------------------------------------------------
                                                                      272,381
--------------------------------------------------------------------------------
Technology Hardware & Equipment 3.7%
--------------------------------------------------------------------------------
   Seagate Technology                                    17,225       374,988
--------------------------------------------------------------------------------
                                                                      374,988
--------------------------------------------------------------------------------

                                                         SHARES       VALUE
--------------------------------------------------------------------------------
Utilities 5.8%
--------------------------------------------------------------------------------
   Nicor, Inc.                                            5,980      $256,662
--------------------------------------------------------------------------------
   Oneok, Inc.                                            6,556       330,488
--------------------------------------------------------------------------------
                                                                      587,150
--------------------------------------------------------------------------------
Total Common Stock (Cost $8,623,515)                                8,840,453
--------------------------------------------------------------------------------
Short Term Investment 10.0%
   Federated Prime Obligations, 4.87%                 1,004,617     1,004,617
--------------------------------------------------------------------------------
Total Short Term Investment (Cost $1,004,617)                       1,004,617
--------------------------------------------------------------------------------
Total Investments 97.9% (Cost $9,628,132)                           9,845,070
--------------------------------------------------------------------------------
Other Assets less Liabilities 2.1%                                    214,998
--------------------------------------------------------------------------------
Net Assets 100.0%                                                 $10,060,068

* NON INCOME PRODUCING
SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES PERIOD ENDED 6/30/07 (UNAUDITED)

ASSETS:
--------------------------------------------------------------------------------
   Investments at value (cost $9,628,132)                          $9,845,070
--------------------------------------------------------------------------------
   Receivable for Fund shares sold                                     94,976
--------------------------------------------------------------------------------
   Dividends and interest receivable                                    7,747
--------------------------------------------------------------------------------
   Due from Adviser                                                    92,095
--------------------------------------------------------------------------------
   Prepaid expenses                                                    76,132
--------------------------------------------------------------------------------
   Total Assets                                                    10,116,020
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
   Payable for professional fees                                       24,776
--------------------------------------------------------------------------------
   Payable for administration expense                                  15,205
--------------------------------------------------------------------------------
   Payable for custodian expense                                        7,200
--------------------------------------------------------------------------------
   Payable for 12b-1 fees                                               4,623
--------------------------------------------------------------------------------
   Payable for directors' fees                                          1,764
--------------------------------------------------------------------------------
   Payable for printing expense                                         1,273
--------------------------------------------------------------------------------
   Other payables                                                       1,111
--------------------------------------------------------------------------------
   Total Liabilities                                                   55,952
--------------------------------------------------------------------------------
NET ASSETS                                                        $10,060,068
--------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Capital stock                                                  $9,763,527
--------------------------------------------------------------------------------
   Distributions in excess of net investment income                      (902)
--------------------------------------------------------------------------------
   Undistributed net realized gains                                    80,505
--------------------------------------------------------------------------------
   Net unrealized appreciation on investments                         216,938
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                  $10,060,068
--------------------------------------------------------------------------------

THE PRICING OF SHARES:
--------------------------------------------------------------------------------
   Net asset value and price per share
     ($10,060,068 divided by 922,540 shares outstanding)               $10.90
--------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS Period ended 6/30/07 (Unaudited)

INVESTMENT INCOME:
--------------------------------------------------------------------------------
   Dividend income                                                    $99,979(1)
--------------------------------------------------------------------------------
   Interest income                                                     13,434
--------------------------------------------------------------------------------
                                                                      113,413
--------------------------------------------------------------------------------

EXPENSES:
--------------------------------------------------------------------------------
   Administration and accounting fees                                  91,740
--------------------------------------------------------------------------------
   Insurance expense                                                   25,206
--------------------------------------------------------------------------------
   Professional fees                                                   24,776
--------------------------------------------------------------------------------
   Investment advisory fees                                            17,900
--------------------------------------------------------------------------------
   Shareholder servicing fees                                          13,596
--------------------------------------------------------------------------------
   Directors' fees and expenses                                        11,764
--------------------------------------------------------------------------------
   Federal and state registration fees                                 10,423
--------------------------------------------------------------------------------
   Custody fees                                                         7,200
--------------------------------------------------------------------------------
   12b-1 fee expense                                                    6,264
--------------------------------------------------------------------------------
   Organization costs                                                   5,515
--------------------------------------------------------------------------------
   Miscellaneous costs                                                  4,851
--------------------------------------------------------------------------------
   Reports to shareholders                                              3,299
--------------------------------------------------------------------------------
   Total expenses before reimbursements                               222,534
--------------------------------------------------------------------------------
   Expense reimbursements (See Note 4)                               (184,176)
--------------------------------------------------------------------------------
   Net expenses                                                        38,358
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                  75,055
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN:
--------------------------------------------------------------------------------
   Net realized gain on investments                                    80,505
--------------------------------------------------------------------------------
   Change in unrealized depreciation on investments                   216,938
--------------------------------------------------------------------------------
   Net realized & unrealized gain on investments                      297,443
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $372,498
--------------------------------------------------------------------------------

(1) NET OF $312 IN FOREIGN WITHHOLDING TAXES
SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS Period ended 6/30/07 (Unaudited)


--------------------------------------------------------------------------------

OPERATIONS:
   Net investment income                                              $75,055
--------------------------------------------------------------------------------
   Net realized gain on investments                                    80,505
--------------------------------------------------------------------------------
   Change in unrealized appreciation on investments                   216,938
--------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               372,498
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
--------------------------------------------------------------------------------
   Proceeds from shares sold                                        9,877,726
--------------------------------------------------------------------------------
   Proceeds from reinvestment of distributions                          6,276
--------------------------------------------------------------------------------
                                                                    9,884,002
--------------------------------------------------------------------------------
   Payments for shares redeemed                                      (120,475)
--------------------------------------------------------------------------------
   NET INCREASE                                                     9,763,527
--------------------------------------------------------------------------------

DISTRIBUTIONS PAID FROM:
--------------------------------------------------------------------------------
   Net investment income                                              (75,957)
--------------------------------------------------------------------------------
   Total distributions                                                (75,957)
--------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            10,060,068
--------------------------------------------------------------------------------

NET ASSETS:
--------------------------------------------------------------------------------
   Beginning of period                                                     --
--------------------------------------------------------------------------------
   End of period (including distributions in
     excess of net investment income of $(902))                   $10,060,068
--------------------------------------------------------------------------------

TRANSACTIONS IN SHARES:
--------------------------------------------------------------------------------
   Shares sold                                                        933,136
--------------------------------------------------------------------------------
   Issued in reinvestment of distributions                                599
--------------------------------------------------------------------------------
   Shares redeemed                                                    (11,195)
--------------------------------------------------------------------------------
   Net increase                                                       922,540
--------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS Period ended 6/30/07 (Unaudited)


--------------------------------------------------------------------------------



FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD
Net asset value, beginning of period                                     $10.00
--------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
--------------------------------------------------------------------------------
   Net investment income                                                   0.25
--------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments                  0.82
--------------------------------------------------------------------------------
   Total from investment operations                                        1.07

LESS DISTRIBUTIONS:
--------------------------------------------------------------------------------
   From net investment income                                             (0.17)
--------------------------------------------------------------------------------
   From net realized gains                                                   --
--------------------------------------------------------------------------------
   Total distributions                                                    (0.17)
   Net asset value, end of period                                        $10.90
--------------------------------------------------------------------------------
TOTAL RETURN                                                             10.74%

SUPPLEMENTAL DATA AND RATIOS:
--------------------------------------------------------------------------------
   Net assets, end of period (000s)                                     $10,060
--------------------------------------------------------------------------------
   Ratio of expenses to average net assets(1)                             1.50%
--------------------------------------------------------------------------------
   Ratio of expenses before waivers to average net assets(1)              8.70%
--------------------------------------------------------------------------------
   Ratio of net investment income to average net assets (1)               2.94%
--------------------------------------------------------------------------------
   Ratio of net investment income before
     waivers to average net assets(1)                                   (4.27)%
--------------------------------------------------------------------------------
   Portfolio turnover rate                                                 23%
--------------------------------------------------------------------------------

(1) ANNUALIZED
SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS JUNE 30, 2007 (UNAUDITED)

1. ORGANIZATION

The Stewart Capital Mutual Funds (the "Trust") was organized on September 22, 2006 as a Delaware business trust and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust currently consists of one investment portfolio: Stewart Capital Mid Cap Fund (the "Fund"). Stewart Capital Advisors, LLC (the "Adviser") is the Fund's investment adviser. The Fund commenced operations at the close of business December 29, 2006.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements have been prepared in accordance with accounting policies generally accepted in the United States of America that require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from such estimates.

INVESTMENT VALUATION - Securities listed on the U.S. stock exchanges or the NASDAQ(R) Stock Market are valued at the last sale price on such market, or if such a price is lacking, for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Securities that are traded in the over-the-counter market are valued at their current bid price. Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Any securities for which there are no readily available market quotations will be valued at their fair value as determined in good faith by the Adviser pursuant to procedures established by and under the supervision of the Board of Trustees. The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value per share.

FEDERAL INCOME TAXES - The Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"), and distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision has been made.

NEW ACCOUNTING PRONOUNCEMENTS - Effective June 29, 2007, the Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES, a clarification of FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. The adoption of FIN 48 had no impact on the Fund's net assets or results of operations.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements." The Statement defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied. Management has recently begun to evaluate the application of the Statement to the Fund, and is not in a position at this time to evaluate the significance of its impact, if any, on the Fund's financial statements.

In addition, in February 2007, FASB issued "Statement of Financial Accounting Standards No. 159, The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), which is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. Management has recently begun to evaluate the application of the Statement to the Fund, and is not in a position at this time to evaluate the significance of its impact, if any, on the Fund's financial statements.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Return of capital distributions from investments will decrease the cost of investment in the investment security and thus may impact unrealized appreciation or depreciation of the investment security.

DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually.

Distributions to shareholders are determined in accordance with federal income tax regulations and are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

3. CAPITAL TRANSACTIONS

Transactions of the Fund were as follows:

PERIOD ENDED JUNE 30, 2007                               SHARES     DOLLARS
--------------------------------------------------------------------------------
Shares sold                                            933,136     $9,877,726
--------------------------------------------------------------------------------
Shares issued to holders in reinvestment
of dividends and capital gains                             599          6,276
Shares redeemed                                        (11,195)      (120,475)
--------------------------------------------------------------------------------
Net increase (decrease)                                922,540     $9,763,527


4. INVESTMENT TRANSACTIONS

Purchases and sales of securities for the Fund, excluding short-term investments, for the period ended June 30, 2007 were $9,583,237 and $1,040,227, respectively.

5. INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an Investment Advisory Agreement with the Adviser. The Fund pays a fee based on the Fund's average daily net assets at the annual rate of 0.70% for the services provided by the Adviser. The Adviser has contractually agreed to limit the annual operating expenses of the Fund to 1.50% through December 31, 2008, subject to later reimbursement by the Fund in certain circumstances. During the period ended June 30, 2007, the Adviser waived investment advisory fees for the Fund of $184,176. The Adviser is entitled to recoup from the Fund amounts waived or reimbursed for a period of up to three years from the date such amounts were waived or reimbursed, provided the Fund's expenses, including such recouped amounts, do not exceed the stated expense limitations. During the period ended June 30, 2007, the Adviser did not recoup any expenses. At June 30, 2007, $184,176 of waived investment advisory fees are subject to recoupment through June 30, 2010.

Pursuant to Rule 12b-1 of the 1940 Act, the Trust has adopted a plan of distribution which permits the Fund to pay for certain expenses associated with the distribution of its shares and for services provided to its shareholders. Under the Plan, the Fund's shares may pay expenses pursuant to the distribution plan equal to a maximum of 0.25% of the average daily net assets of such class. During the period ended June 30, 2007, the Fund incurred distribution expenses of $6,264.

6. FEDERAL INCOME TAX INFORMATION

At June 30, 2007, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes was as follows:
Cost of investments                                                  $9,636,451
--------------------------------------------------------------------------------
Gross unrealized appreciation                                          $509,950
--------------------------------------------------------------------------------
Gross unrealized (depreciation)                                        (301,331)
--------------------------------------------------------------------------------
Net unrealized appreciation on investments                             $208,619

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

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SUPPLEMENTAL INFORMATION

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

For a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call 877.420.4440 (toll-free) and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission at http://www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities during the period ended June 30, 2007 is available without charge, upon request, by calling 877.420.4440 (toll-free) or by accessing the website of the Securities and Exchange Commission at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS (UNAUDITED)

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the website of the Securities and Exchange Commission at http://www.sec.gov. The Fund's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.; information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330.

BOARD APPROVAL OF ADVISORY CONTRACT (UNAUDITED)

The Fund's Board of Trustees, including a majority of the Independent Trustees, has the responsibility under the Investment Company Act of 1940 (as amended) to approve the Investment Advisory Agreement between the Trust, on behalf of the Fund, and the Adviser. In addition, the Fund's Board of Trustees receives, reviews and evaluates information concerning the services and personnel of the Adviser at each quarterly meeting of the Board of Trustees. Although particular emphasis will be placed on information concerning profitability, comparability of fees, total expenses, the Fund's investment performance, and other relevant factors at any future meeting at which a renewal of the Investment Advisory Agreement is considered, the process of evaluating the Adviser's and the Fund's investment arrangements is an ongoing one. In this regard, the Board's consideration of the nature, extent and quality of the services to be provided by the Adviser under the Investment Advisory Agreement includes deliberations at quarterly meetings.

The Investment Advisory Agreement between the Adviser and the Trust was first approved by the Fund's Board of Trustees (including a majority of the trustees who are not parties to the contract, or interested persons of any such party) at an organizational meeting of the Trust held on November 21, 2006. In approving the Investment Advisory Agreement, the trustees considered and analyzed the factors they deemed relevant, including: (1) the nature, quality, and extent of the services to be provided to the Fund by the Adviser; (2) the Adviser's personnel and operations; (3) the Adviser's financial condition; (4) the level and method of computing the advisory fee and the applicable expense limitation agreement; (5) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (6) the Adviser's policies and practices regarding

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allocation of portfolio transactions of the Fund, including any benefits the
Adviser may receive from the use of Fund commissions to pay for research or brokerage services; (7) the possibility of ancillary benefits that the Adviser may realize from its relationship with the Fund; (8) the anticipated effect of growth and size on the Fund's performance and expenses; and (9) possible conflicts of interest. The trustees reviewed the terms of the Investment Advisory Agreement and a memorandum from fund counsel outlining their legal duties and responsibilities as trustees in connection with this annual review. In their deliberations, the trustees did not identify any particular information that was all-important or controlling, and each trustee may have attributed different weights to the various factors. The trustees evaluated all information available to them.

In considering the initial approval of the Investment Advisory Agreement, the Board considered the nature and extent of the services the Adviser will provide. In addition to providing investment management services, the Adviser also provides the Fund with office space, facilities and equipment, administrative and other services (exclusive of, and in addition to, any such services provided by other services providers to the Fund) and executive and other personnel as are necessary for its operations, including the Fund's president and secretary/treasurer. The Adviser pays all of the compensation of management trustees, officers, and employees of the Fund.

The Board also considered the quality of the services to be provided and the quality of the Adviser's resources that will be available to the Fund. The Board evaluated the Adviser's portfolio management services based on information it received regarding the experience and professional qualifications of the Adviser's personnel and the size and functions of its staff. The Fund's chief investment officer spoke about his 19 years of investment experience and his experience in investing in mid cap securities. The Fund's chief investment officer also discussed the investment experience of the Fund's other portfolio managers.

The Board considered the advisory fee rate paid by the Fund to the Adviser and information concerning advisory fee rates paid by other comparable funds. The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds and the range in fees is relatively broad, but determined that the proposed advisory fee rate was in line with other comparable funds. The trustees also considered the advisory fees charged by the Adviser for advisory clients other than the Fund. The standard client advisory fee schedule begins at 1.00% of assets under management and can be negotiated for clients with over $5 million in assets under management. The advisory fee for Fund clients is set lower, at 0.70% of invested assets, though it cannot be negotiated. Based on the foregoing information, the trustees concluded that the advisory fee payable by the Fund to the Adviser is fair and reasonable to the Fund.

The Board also considered the anticipated total expense ratio of the Fund in comparison to the fees and expenses of the funds included in the comparison. Although the average and median expense ratios for other funds included in the comparison were lower than the Fund's anticipated expense ratio, the trustees noted that the range of expense ratios for the category was substantial, and the average assets under management of the other funds were significantly greater than the assets the Fund expects to have under management. The trustees noted that the average expense ratios of the comparison group also was lowered by waivers or reimbursements by those funds' investment advisers, which in some cases may be voluntary or temporary. The trustees also noted the Adviser's contractual agreement to limit total Fund operating expenses by either waiving a portion of its advisory fee or reimbursing Fund expenses. Based on the foregoing information, the Board concluded that the Fund's anticipated expense ratio was satisfactory. Finally, the Board noted that there may be economies of scale as the Fund grows and concluded that it may be appropriate to consider those issues in the future.

The trustees determined that in addition to the advisory fee, the Adviser's only expected benefits related to its management of the Fund were the potential reputational benefit associated with managing a mutual fund and certain benefits related to the use of Fund brokerage commissions to pay for research or brokerage services consistent with the requirements of Section 28(e) of the Securities Exchange Act of 1934, as amended ("soft dollars").

In connection with evaluating conflicts of interest, the Board noted the Adviser's representations that it has no arrangements to share its Fund-related revenues with any third parties, that no Fund service provider has any arrangements to share revenue with it, and that the Adviser receives no compensation in any form from any Fund service provider.

After considering all of these factors, the trustees determined that the overall arrangements between the Fund and the Adviser, as provided in the Investment Advisory Agreement, are fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the trustees considered relevant in the exercise of their reasonable judgment. After full consideration of these and other factors, the Board of Trustees, including a majority of the independent trustees, approved the Investment Advisory Agreement.

[stewart capital logo]

877.420.4440
www.stewartcap.com

This material must be preceded or accompanied by a current Stewart Capital Mutual Funds prospectus.

Stewart Capital Mutual Funds are distributed by Grand
Distribution Services, LLC.

Item 2.  Code of Ethics

Not applicable to semi-annual reports.

Item 3.  Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4.  Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments

Included as part of the report to shareholders filed under Item I of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities of Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11.  Controls and Procedures

(a) The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that have materially affected or are reasonably likely to materially affect Registrant's internal control over financial reporting.

Item 12.  Exhibits

(a)  Code of Ethics. Not applicable for semi-annual reports.

(b) Certifications required pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stewart Capital Mutual Funds

/s/ Malcolm E. Polley
------------------------------
Malcolm E. Polley
Principal Executive Officer
August 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Malcolm E. Polley
------------------------------
Malcolm E. Polley
Principal Executive Officer
August 30, 2007

/s/ Timothy P. McKee
------------------------------
Timothy P. McKee
Principal Financial Officer
August 30, 2007